Single-family Properties (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013
Real Estate [Abstract]
Land	$ 96,139	$ 498	$ 580,433
Buildings and improvements	411,706	3,018	2,472,921
Total	507,845	3,516	3,053,354
Accumulated depreciation	(2,132)	(21)	(13,850)
Single-family properties, net	505,713	3,495	3,039,504
Balance at beginning of period	3,516
Acquisitions	479,736	3,469
Improvements	24,593	47
Balance at end of period	$ 507,845	$ 3,516